       As filed with the Securities and Exchange Commission on February 13 2006.
                                                     Registration No. 333-70728*

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 12

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 34

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
          (formerly, The Manufacturers Life Insurance Company (U.S.A.)
                               Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                           Arnold R. Bergman, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on ________ pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on ________, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* This registration statement also relates to variable annuity contracts registered under file no. 333- 70730.

                   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item   Caption in Prospectus
Part A

1          Cover Page

2          Appendix A: Special Terms

3          Summary

4          Appendix B: Table of Accumulation Values

5          General Information about Us, The Variable Account, the Portfolio

6          Charges and Deductions; Withdrawal Charges; Reduction or Elimination
              of Withdrawal Charges; Administration Fees; Mortality and Expense
              Risks Charge; Taxes; Expenses of Distributing the Contract

7          Accumulation Period Provisions; Company Approval; Purchase Payments;
              Accumulation Units; Net Investment Factor; Transfers Among
              Investment Options; Telephone Transactions; Special Transfer
              Services - Dollar Cost Averaging; Asset Rebalancing Program;
              Withdrawals; Special Withdrawal Services - the Income Plan;
              Contract Owner Inquiries; Other Contract Provisions; Ownership;
              Beneficiary; Modification

8          Pay Out Period Provisions; General; Annuity Options; Determination of
              Amount of the First Variable Annuity Benefit Payment; Annuity
              Units and the Determination of Subsequent Variable Annuity Benefit
              Payments; Transfers During the Pay Out During the Pay Out Period

9          Accumulation Period Provisions; Death Benefit During the Accumulation
              Period; Pay Out Period Provisions; Death Benefit Period

10         Accumulation Period Provisions; Purchase Payments; Accumulation
              Units; Value of Accumulation Units; Net Investment Factor;
              Distribution of Contracts

11         Withdrawals; Restrictions under the Texas Optional Retirement
              Program; Accumulation Period Provisions; Purchase Payments; Other
              Contract Provisions; Ten Day Right to Review

12         Federal Tax Matters; Introduction; Taxation of Annuities in General;
              Diversification Requirements; Qualified Retirement Plans; Appendix
              G: Qualified Plan Types

13         Legal Proceedings

14         Statement of Additional Information - Table of Contents

Part B     Caption in Statement of Additional Information

15         Cover Page

16         Table of Contents

17         General Information and History.

18         Services-Independent Auditors, Services-Servicing Agent

19         Not Applicable

20         Services - Principal Underwriter

21         Performance Data

22         Not Applicable

23         Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

     (Venture included in Registrants Form N-4, File No 333-70728, filed on
              April 29, 2005 and incorporated by reference herein)

                       SUPPLEMENT DATED FEBRUARY 13, 2006
                                       TO
                         PROSPECTUSES DATED MAY 2, 2005

This Supplement is intended for distribution with prospectuses dated May 2, 2005 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York. The prospectuses involved bear the title "Venture Variable Annuity," "Venture III Variable Annuity," "Vantage Variable Annuity," "Vision Variable Annuity" or "Strategy Variable Annuity." We refer to these prospectuses as the "Product Prospectuses."

                      CHANGE TO VARIABLE INVESTMENT OPTIONS

A. WE ADD A NEW VARIABLE INVESTMENT OPTION TO THE PRODUCT PROSPECTUSES EFFECTIVE FEBRUARY 13, 2006:

Effective February 13, 2006, you may select a new investment option, entitled "Index Allocation," as a variable investment option. When you select this option, we invest your money in a sub-account of the Variable Account that invests in a Portfolio of the John Hancock Trust titled INDEX ALLOCATION TRUST.

We add the following information to the table in the Product Prospectuses that describes the operating expenses for each of the portfolios:

                                         MANAGEMENT   RULE 12B-1     OTHER    TOTAL ANNUAL
PORTFOLIO                                   FEES         FEES      EXPENSES     EXPENSES
---------                                ----------   ----------   --------   ------------
JOHN HANCOCK TRUST - SERIES II SHARES:
Index Allocation Trust (A, BB, CC)          0.05%        0.25%       0.03%        0.33%

(A)  Based upon estimates for the current fiscal year.

(BB) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust that exceed 0.02% of the average net assets of the Index Allocation Trust, other than 12b-1 fees, class specific expenses (such as blue sky and transfer agency fees) and underlying portfolios expenses, until May 1, 2007. This advisory fee waiver may be terminated at any time after May 1, 2007. The contractual expense reimbursement of 0.06% of Trust average net assets for the fiscal year ended December 31, 2005 results in estimated Net Total Portfolio Operating Expenses of 0.27%.

(CC) The shareholders of the Index Allocation Trust bear indirectly the expenses of the NAV shares of the underlying portfolios in which the Index Allocation Trust invests. The estimated Underlying Portfolio Expenses of 0.53%, as a percentage of Trust average net assets for the fiscal year ended December 31, 2005, results in estimated Net Total Portfolio Operating Expenses and Underlying Portfolio Expenses (not including the expense reimbursement in BB above) of 0.80%.

     Estimated underlying portfolio expenses assume the following allocation of the Index Allocation Trust's assets among the underlying portfolios: 500 Index Trust, 35%; Mid Cap Index Trust, 10, Small Cap Index Trust, 10%; International Equity Index Trust A, 15%; and Bond Index Trust A, 30%. This allocation may change over time and the underlying portfolios expenses will vary with changes in these allocations and changes in underlying portfolio expenses. For the estimated expense ratio of each of the underlying portfolios in which the Index Allocation Trust may invest, see the prospectus for the Index Allocation Trust. You can obtain a copy of that prospectus by contacting the Annuity Service Office shown on the first page of the Product Prospectuses.

We add the following information to the table in the Product Prospectuses that contains a general description of the Portfolios:

PORTFOLIO                PORTFOLIO MANAGER       INVESTMENT DESCRIPTION
---------                -----------------       ----------------------
INDEX ALLOCATION TRUST   MFC Global Investment   Long term growth of capital.
                         Management (U.S.A.)     Current income is also
                         Limited                 a consideration.

FOR MORE INFORMATION REGARDING THE INDEX ALLOCATION TRUST, INCLUDING INFORMATION RELATING TO ITS INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT PORTFOLIO, PLEASE SEE THE PROSPECTUS FOR THE INDEX ALLOCATION TRUST. YOU CAN OBTAIN A COPY OF THAT PROSPECTUS BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUSES. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

 (included in Registrants Form N-4, File No 333-70728, filed on April 29, 2005 and incorporated by reference herein)

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE       OLD NAME                              NEW NAME
--------------       --------                              --------
October 1, 1997      NASL Variable Account                 The Manufacturers  Life Insurance Company
                                                           of North America Separate Account A
October 1, 1997      North American Security  Life         The Manufacturers Life Insurance Company
                     Insurance Company                     of North America
November 1, 1997     NAWL Holding Co., Inc.                Manulife-Wood Logan Holding Co., Inc.
September 24, 1999   Wood Logan Associates, Inc.           Manulife Wood Logan, Inc
January 1, 2005      The Manufacturers Life Insurance      John Hancock Life Insurance Company (U.S.A.)
                     Company (U.S.A.) Separate Account A   Separate Account A
January 1, 2005      The  Manufacturers  Life  Insurance   John Hancock Life Insurance Company (U.S.A.)
                     Company (U.S.A.)

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective on January 1, 2002:

The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets, including the assets of Separate Account A.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). Incorporated by reference to Post-Effective Amendment No. 8, on Form N-4, file No 333-70728, filed April 29, 2005.

          (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). Incorporated by reference to Post-Effective Amendment No. 8, on Form N-4, file No 333-70728, filed April 29, 2005.

     (b)  Exhibits

          (1) (i) Resolution of the Board of Directors of Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002 (the "Pre-Effective Amendment")

          (2) Agreements for custody of securities and similar investments - Not Applicable.

          (3) (i) Form of Underwriting Agreement-- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

               (ii) Form of Promotional Agent Agreement -- Incorporated by
                    reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (iii) Form of Amendment to Promotional Agent Agreement -
                    Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

               (iv) Form of broker-dealer Agreement - Incorporated by reference to Exhibit (b)(3)(iv) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

          (4)  (i)  (A)  Form of Specimen Flexible Purchase Payment Individual
                         Deferred Variable Annuity Contract, Non-Participating (v20/21) - Incorporated by reference to Exhibit
                         (b)(4)(i)(A) to
                         post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

               (ii) (B) Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating
                         (v7) - Incorporated by reference to Exhibit
                         (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

                         (1) Form of Specimen Death Benefit Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7) -- Previously filed as Exhibit (b)(4)(ii)(B)(1) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

                         (2)  Form of Specimen Endorsements to Contract (v7):
                              (i) Individual Retirement Annuity Endorsement;
                              (ii) Retirement Equity Act Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Qualified Plan Endorsement Section 401 Plans -- Previously filed as Exhibit (b)(4)(ii)(B)(2) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998.

                    (C) Form of Specimen Death Benefit Endorsement to Venture 3 Contract, Non-Participating -- Previously filed as Exhibit (b)(4)(ii)(C) to post-effective amendment no. 4 to Form N-4 (file no.33-76162) filed February 25, 1998

                    (D) Form of Fixed Account Endorsement (v20/21) - Previously filed as Exhibit (b)(4)(ii)(E) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

                    (E)  Form of Roth Individual Retirement Annuity Endorsement
                         - Previously filed as Exhibit (b)(4)(ii)(F) to post-effective amendment no. 6 to Form N-4 (file no.33-76162) filed March 1, 1999.

               (iii) Form of Guaranteed Income Rider (v20/21) -- Previously
                    filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

          (5) (i) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

               (ii) Form of Specimen Application for Flexible Purchase Payment
                    Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (ii) By-laws of The Manufacturers Life Insurance Company (U.S.A.)
                    - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

          (7) (i) Form of Variable Annuity Reinsurance Agreement Contract with Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

               (ii) Form of Automatic Reinsurance Agreement with Swiss Re Life &
                    Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

               (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract with Manulife Reinsurance Corporation (USA), effective July 1, 1998 - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

               (iv) Form of Coinsurance Agreement with Peoples Security Life
                    Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

               (v) Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000. - Incorporated by reference to Exhibit (7) (v) to the Pre-Effective Amendment.

                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incoporated by reference to Exhibit (7) (v)(i) to post-effective amendment no. 1 to Form N-4, filed number 333-70728, filed April 29, 2002 (the "Post-Effective Amendment No. 1").

                    ii Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit (7)(v)(ii) to Post Effective Amendment No. 1.

                    iii Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7)(v)(iii) to Post Effective Amendment No. 1.

               (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21)
                    with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit (7)
                    (vi) to Post Effective Amendment No. 1.

               (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41)
                    with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit (7) (vii) to Post Effective Amendment No. 1.

               (viii) Form of Automatic Reinsurance Agreement (Agreement
                    2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit (7)(viii) to Post Effective Amendment No. 1.

                    i Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit (7)(viii)(i) to Post Effective Amendment No. 1.

               (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48)
                    with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by refrence to Exhibit
                    (7)(ix) to Post Effective Amendment No. 1.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (i) Form of Remote Service Agreement dated November 1, 1996 with CSC Continuum Inc. -- Incorporated by reference to Exhibit
                    (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

               (ii) Amendment to Remote Service Agreement dated April 1, 1998 with CSC Continuum Inc. -- Incorporated by reference to Exhibit (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000.

               (iii) Amendment to Remote Service Agreement dated March 1999 with
                    CSC Continuum Inc. - Incorporated by reference to Exhibit
                    (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

               (iv) Form of Merger Agreement with The Manufacturers Life
                    Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Incorporated by reference to Exhibit (b)(8)(iv) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit (9) to the Pre-Effective Amendment.

          (10) Written consent of Ernst & Young LLP, independent auditors - Incorporated by reference to Exhibit(b)(10) to post-effective amendment no. 8, to Form N-4, file number 333-70728, filed April 29, 2005

          (11) All financial statements omitted from Item 23, Financial Statements--Not Applicable

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - Not Applicable.

          (15) Powers of Attorney

               (i) Powers of Attorney (Felix Chee, Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

               (ii) Power of Attorney (John Ostler) - Incorporated by reference to Exhibit (b)(15)(ii) to the registration statement on Form N-4 file number 333-70728, filed October 2, 2001.

               (iii) Powers of Attorney (Jim Boyle, John Lyon) - Incorporated by
                    reference to Exhibit (b)(15)(iii) to the registration statement on Form N-4, file number 333-70728, filed October 2, 2001.

               (iv) Power of Attorney (Steven Mannik) - Incorporated by
                    reference to Exhibit (15)(iv) to Post Effective Amendment No. 1.

               (v) Power of Attorney (Alison Alden) - Incorporated by reference to Exhibit (15)(v) to Post Effective Amendment No. 5.

               (vi) Powers of Attorney (Marc Costantini, Diana Scott, Warren
                    Thomson) - Incorporated by reference to Exhibit (15)(vi) to Post Effective Amendment No. 7

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
John D. DesPrez III*                  Director, Chairman
James O'Malley**                      Director, President
Alison Alden*                         Executive Vice President, Human Resources
                                      & Communications, Director
James Boyle*                          Director, Executive Vice President,
                                      Annuities
Robert A. Cook*                       Director, Executive Vice President Life
                                      Insurance
Warren Thomson**                      Director, Executive Vice President
                                      Investments
Diana Scott*                          Director
Rex Schlaybaugh, Jr.**                Director
John Ostler**                         Director
Steven Mannik**                       Executive Vice President and General
                                      Manager Reinsurance
Jonathan Chiel*                       Executive Vice President and General
                                      Counsel
Donald Guloien**                      Senior Executive Vice President and Chief
                                      Investments Officer
Peter Copestake**                     Senior Vice President and Treasurer
Marc Costantini*                      Senior Vice President and Chief Financial
                                      Officer
Patrick Gill**                        Senior Vice President and Controller

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS
                             AS OF DECEMBER 31, 2004

                                                                               LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                                        ID    EQUITY     INCORPORATION      DIVISION
---------                                                                      -----   ------   ----------------   -----------
MANULIFE FINANCIAL CORPORATION                                                  0002      100   CANADA             Corporate
   John Hancock Holdings (Delaware) LLC                                         0275      100   Delaware           Corporate
      John Hancock Financial Services, Inc.                                     0003      100   Delaware           Corporate
   The Manufacturers Life Insurance Company                                     0001      100   Canada             Corporate
      Manulife Bank of Canada                                                   0058      100   Canada             Canadian
      Manulife Financial Services Inc.                                          0199      100   Canada             Canadian
      Manulife Securities International Ltd.                                    0079      100   Canada             Canadian
      Manulife Canada Ltd.                                                      0157      100   Canada             Canadian
      First North American Insurance Company                                    0111      100   Canada             Canadian
      Equinox Financial Group, Inc.                                             0239      100   Canada             Canadian
         EIS Insurance Services, Inc.(1.)                                                  50   Canada             Canadian
         2733854 Canada Ltd. (2.)                                                         100   Canada             Canadian
      JLOC Holding Company                                                                 30   Cayman Islands     Corporate
      Opportunity Finance Company                                                          30   Cayman Islands     Corporate
      Cantay Holdings Inc.                                                      0051      100   Ontario            Corporate
      Canaccord Capital Inc.                                                            13.07   British Columbia   Corporate
      Regional Power Inc.                                                       0136    83.50   Canada             Corporate
            ADDALAM POWER CORPORATION                                                      50   Philippines        Investments
      Manulife Data Services Inc.                                               0081      100   Barbados           Corporate
      Manulife Enterprises (Alberta) Limited                                    0276      100   Alberta            Corporate
         Manulife Enterprises (Bermuda) Limited                                 0277      100   Bermuda            Corporate
      Manulife Capital Inc.                                                     0278      100   Canada             Corporate
      P.V.S. Preferred Vision Services Inc.                                                20   Canada             Investments
      880 Belgrave Way Holdings Ltd.                                                      100   British Columbia   Investments
      Churchill Office Park Limited                                                        45   Canada             Investments
      Landex Properties Ltd.                                                    0238      100   British Columbia   Investments
      Enterprise Capital Management Inc.                                                   20   Ontario            Investments
      6212344 Canada Limited                                                    0272      100   Canada             Investments
      SEAMARK Asset Management Ltd.                                                     35.01   Canada             Investments
      1293319 Ontario Inc.                                                      0170      100   Ontario            Investments
      3426505 Canada Inc.                                                       0161      100   Canada             Investments
      FNA Financial Inc.                                                        0115      100   Canada             Investments
         Elliot & Page Limited                                                  0116      100   Ontario            Investments
      NAL Resources Limited                                                     0117      100   Alberta            Investments
      NAL Resources Management Limited                                          0120      100   Canada             Investments
         1050906 Alberta Ltd.                                                   0127      100   Alberta            Investments
      2015500 Ontario Inc.                                                      0154      100   Ontario            Investments
      NALC Holdings Inc.(3)                                                     0103       50   Ontario            Investments
      2015401 Ontario Inc.                                                      0140      100   Ontario            Investments
      2024385 Ontario Inc.                                                      0153      100   Ontario            Investments
      Cavalier Cable, Inc.(4.)                                                             78   Delaware           Investments
      MFC Global Investment Management (U.S.A.) Limited                         0156      100   Canada             Investments
      Resolute Energy Inc.                                                              11.42   Alberta            Investments
      Micro Optics Design Corporation                                                   17.69   Nevada             Investments

                                                                               LEGAL    % OF     JURISDICTION OF
AFFILIATE                                                                        ID    EQUITY     INCORPORATION      DIVISION
---------                                                                      -----   ------   ----------------   -----------
      PK Liquidating Company II, LLC                                                       18   Delaware           Investments
      Intrepid Energy Corp.                                                                19   Alberta            Investments
      Avotus Corp.                                                                      10.13   Canada             Investments
      Manulife Holdings (Alberta) Limited                                       0201      100   Alberta            U.S.
         Manulife Holdings (Delaware) LLC                                       0205      100   Delaware           U.S.
            The Manufacturers Investment Corporation                            0087      100   Michigan           U.S.
               Manulife Reinsurance Limited                                     0067      100   Bermuda            Reinsurance
                  Manulife Reinsurance (Bermuda) Limited                        0203      100   Bermuda            Reinsurance
               John Hancock Life Insurance Company (U.S.A.)(5.)                 0019      100   Michigan           U.S.
                  The Manufacturers Life Insurance Company of America           0017      100   Michigan           U.S.
                  Manulife Service Corporation                                  0007      100   Colorado           U.S.
                  John Hancock Distributors LLC(6.)                             0005      100   Delaware           U.S.
                  Aegis Analytical Corporation                                          15.41   Delaware           Investments
                  John Hancock  Investment  Management  Services,  LLC(7.)      0097       60   Delaware           U.S.
                  John  Hancock  Life  Insurance  Company  of New York(8.)      0094      100   New York           U.S.
                  Ironside Venture Partners I LLC                               0196      100   Delaware           Investments
                     NewRiver Investor Communications Inc.                              11.29   Delaware           Investments
                  Polymerix Corporation                                                  11.4   Delaware           Investments
                  Ennal, Inc.                                                   0124      100   Delaware           U.S.
                  Ironside Venture Partners II LLC                              0197      100   Delaware           Investments
                  Manulife  Property  Management  of  Washington, D.C., Inc.              100   Wash., D.C.        Investments
                  Avon Long Term Care Leaders LLC                               0158      100   Delaware           U.S.
                  ESLS Investment Limited, LLC                                             25   Ohio               Corporate
                  Flex Holding, LLC                                                      27.7   Delaware           Corporate
                     Flex Leasing I, LLC                                                99.99   Delaware           Corporate
                  Manulife Leasing Co., LLC                                                80   Delaware           Corporate
                  Dover Leasing Investments, LLC                                           99   Delaware           Corporate
                  MCC Asset Management, Inc.                                    0186      100   Delaware           U.S.
         MFC Global Fund Management (Europe) Limited                                      100   England            Investments
            MFC Global Investment Management (Europe) Limited                   0064      100   England            Investments
         WT (SW) Properties Ltd.                                                0082      100   England            Corporate
         Manulife Europe Ruckversicherungs-Aktiengesellschaft                   0138      100   Germany            Reinsurance
            Manulife Holdings (Bermuda) Limited                                 0147      100   Bermuda            Reinsurance
               Manulife Management Services Ltd.                                0191      100   Barbados           Reinsurance
               Manufacturers P&C Limited                                        0036      100   Barbados           Reinsurance
            MANUFACTURERS LIFE REINSURANCE LIMITED                              0049      100   Barbados           Reinsurance
         FCM Holdings Inc.                                                      0104      100   Philippines        Asia
         Manulife (Singapore) Pte. Ltd.                                         0014      100   Singapore          Asia
            John Hancock Life Assurance Company, Ltd.                                     100   Singapore          Asia
         The Manufacturers Life Insurance Co. (Phils.), Inc.                    0164      100   Philippines        Asia
            FCM Plans, Inc.                                                     0155      100   Philippines        Asia
            Manulife Financial Plans, Inc.                                      0187      100   Philippines        Asia
         Manulife (Vietnam) Limited                                             0188      100   Vietnam            Asia
         Manulife International Holdings Limited                                0152      100   Bermuda            Asia
            Manulife Provident Funds Trust Company Limited                      0163      100   Hong Kong          Asia
            Manulife Asset Management (Asia) Limited                                      100   Barbados           Asia
               Manulife Asset Management (Hong Kong) Limited                    0078      100   Hong Kong          Asia
               P.T. Manulife Aset Manajemen Indonesia                           0141       85   Indonesia          Asia
                  P.T. Buanadaya Sarana Informatika(9.)                                    96   Indonesia          Asia

                                                                LEGAL    % OF    JURISDICTION OF
AFFILIATE                                                         ID    EQUITY    INCORPORATION        DIVISION
---------                                                       -----   ------   ---------------   ----------------
      Manulife (International) Limited                           0028      100   Bermuda           Asia
         Manulife-Sinochem Life Insurance Co. Ltd.               0043       51   China             Asia
         The Manufacturers  (Pacific Asia) Insurance Company     0061      100   Hong Kong         Asia
            Limited
            MANULIFE CONSULTANTS LIMITED                                   100   Hong Kong         Asia
            MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                       100   Hong Kong         Asia
            Manulife Financial Management Limited                          100   Hong Kong         Asia
            Manulife Financial Group Limited                               100   Hong Kong         Asia
            Manulife Financial Investment Limited                          100   Hong Kong         Asia
      P.T. Asuransi Jiwa Manulife Indonesia                      0042       71   Indonesia         Asia
            P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                0075       99   Indonesia         Asia
            P.T. MANULIFE INTIJAYA                                          90   Indonesia         Asia
            P.T. MANULIFE INTISARI                                          95   Indonesia         Asia
      6306471 Canada Inc.                                        0282      100   Canada            Corporate
         CDF (Thailand) Ltd.                                     0287       90   Thailand          Asia
            OQC (Thailand) Ltd.(10.)                             0288       51   Thailand          Asia
               Interlife  John Hancock  Assurance
                  Public Company Limited(11.)                    0286       70   Thailand          Asia
      Manulife Technology & Services Sdn Bhd                     0285      100   Malaysia          Asia
      Manulife Alberta Limited                                   0279      100   Alberta           Corporate
         Manulife European Holdings (Bermuda) Limited            0270      100   Bermuda           Corporate
            Manulife European Investments (Luxembourg) S.a.r.l.  0271      100   Luxembourg        Corporate
               Manulife Hungary Holdings Limited(12.)            0149       99   Hungary           Corporate
      MLI Resources Inc.                                         0193      100   Alberta           Corporate
         Manulife Life Insurance Company(13.)                    0180    35.02   Japan             Japan
            MFC Global Investment Management (Japan) Limited     0208      100   Japan             Japan
         Manulife Century Investments (Bermuda) Limited          0172      100   Bermuda           Corporate
            Manulife Century Investments (Luxembourg) S.A.       0173      100   Luxembourg        Corporate
               Manulife Century Investments (Netherlands) B.V.   0174      100   Netherlands       Corporate
                  Manulife Premium Collection Co., Ltd.(14.)     0178       57   Japan             Japan
                  Y.K. Manulife Properties Japan                 0142      100   Japan             Japan
                  Daihyaku Manulife Holdings (Bermuda) Limited   0175      100   Bermuda           Corporate
                  Manulife Century Holdings (Netherlands) B.V.   0195      100   Netherlands       Corporate
      Manulife Holdings (Hong Kong) Limited                      0015      100   Hong Kong         Asia
      Manulife (Malaysia) SDN.BHD.                               0074      100   Malaysia          Asia
      Manulife Financial Systems (Hong Kong) Limited             0053      100   Hong Kong         Asia
MANULIFE FINANCIAL CORPORATION                                               2   100               CANADA
   John Hancock Financial Services, Inc.                                     3   100               Delaware
   The Manufacturers Life Insurance Company                                  1   100               Canada
      Manulife Bank of Canada                                               58   100               Canada
      Manulife Financial Services Inc.                                     199   100               Canada
      Manulife Securities International Ltd.                                79   100               Canada
      Enterprise Capital Management Inc.                                          20               Ontario
      Cantay Holdings Inc.                                                  51   100               Ontario
      FNA Financial Inc.                                                   115   100               Canada
         Elliot & Page Limited                                             116   100               Ontario
      NAL Resources Limited                                                117   100               Alberta
      3550435 Canada Inc.                                                  107   100               Canada

                                                                LEGAL    % OF    JURISDICTION OF
AFFILIATE                                                         ID    EQUITY    INCORPORATION        DIVISION
---------                                                       -----   ------   ---------------   ----------------
      MFC Insurance Company Limited                                        106     100             Canada
      FCM Holdings Inc.                                                    104     100             Philippines
   Manulife Canada Ltd.                                                    157     100             Canada
   1293319 Ontario Inc.                                                    170     100             Ontario
   3426505 Canada Inc.                                                     161     100             Canada
   Canaccord Capital Inc.                                                        13.07             British Columbia
   Manulife International Capital Corporation Limited                      135     100             Ontario
      Golf Town Canada Inc.                                                      43.43             Canada
      Regional Power Inc.                                                  136      80             Canada
      Avotus Corp.                                                               10.36             Canada
   First North American Insurance Company                                  111     100             Canada
   JLOC Holding Company                                                             30             Cayman Islands
   Opportunity Finance Company                                                      30             Cayman Islands
   Resolute Energy Inc.                                                           11.5             Alberta
   SEAMARK Asset Management Ltd.                                           118   35.01             Canada
   NAL Resources Management Limited                                        120     100             Canada
      1050906 Alberta Ltd.                                                 127     100             Alberta
   PK Liquidating Company II, LLC                                                   18             Delaware
   Intrepid Energy Corp.                                                            19             Alberta
   Manulife Data Services Inc.                                              81     100             Barbados
   Micro Optics Design Corporation                                               17.69             Nevada
   Innova LifeSciences Corporation                                               15.79             Ontario
   2015401 Ontario Inc.                                                    140     100             Ontario
   2015500 Ontario Inc.                                                    154     100             Ontario
   MFC Global Investment Management (U.S.A.) Limited                       156     100             Canada
   Cavalier Cable, Inc.(2)                                                          78             Delaware
   2024385 Ontario Inc.                                                    153     100             Ontario
   6212344 Canada Limited                                                  272     100             Canada
   NALC Holdings Inc.(3)                                                   103      50             Ontario
   Manulife Holdings (Alberta) Limited                                     201     100             Alberta
      Manulife Holdings (Delaware) LLC                                     205     100             Delaware
         The Manufacturers Investment Corporation                           87     100             Michigan
            Manulife Reinsurance Limited                                    67     100             Bermuda
               Manulife Reinsurance (Bermuda) Limited                      203     100             Bermuda
            The Manufacturers Life Insurance Company (U.S.A.)               19     100             Michigan
               Manulife Service Corporation                                  7     100             Colorado
               Manulife Financial Securities LLC                             5     100             Delaware
               Manufacturers Securities Services, LLC(4)                    97      60             Delaware
               The Manufacturers Life Insurance Company of                  94     100             New York
                  New York
               The Manufacturers Life Insurance Company of                  17     100             Michigan
                  America
               Aegis Analytical Corporation                                      15.41             Delaware
               Manulife Property Management of Washington,                         100             Wash., D.C.
                  D.C., Inc.
               ESLS Investment Limited, LLC                                         25             Ohio
               Polymerix Corporation                                              11.4             Delaware
               Ennal, Inc.                                                 124     100             Delaware
               Avon Long Term Care Leaders LLC                             158     100             Delaware
               Ironside Venture Partners I LLC                             196     100             Delaware
                  NewRiver Investor Communications Inc.                          11.29             Delaware
               Ironside Venture Partners II LLC                            197     100             Delaware
               Flex Holding, LLC                                                  27.7             Delaware

                                                           LEGAL    % OF    JURISDICTION OF
AFFILIATE                                                    ID    EQUITY    INCORPORATION      DIVISION
---------                                                  -----   ------   ---------------   -----------
            Flex Leasing I, LLC                                                  99.99        Delaware
         Manulife Leasing Co., LLC                                   150            80        Delaware
         Dover Leasing Investments, LLC                                             99        Delaware
MFC Global Fund Management (Europe) Limited                           64           100        England
   MFC Global Investment Management (Europe) Limited                               100        England
WT (SW) Properties Ltd.                                               82           100        England
Manulife Europe Ruckversicherungs-Aktiengesellschaft                 138           100        Germany
Manulife International Holdings Limited                              152           100        Bermuda
   Manulife Provident Funds Trust Company Limited                    163           100        Hong Kong
   Manulife Asset Management (Asia) Limited                           78           100        Barbados
      Manulife Asset Management (Hong Kong) Limited                                100        Hong Kong
      P.T. Manulife Aset Manajemen Indonesia                         141            85        Indonesia
      P.T. Buanadaya Sarana Informatika(5)                                          96        Indonesia
   Manulife (International) Limited                                   28           100        Bermuda
      Manulife-Sinochem Life Insurance Co. Ltd.                       43            51        China
Manulife (Vietnam) Limited                                           188           100        Vietnam
The Manufacturers Life Insurance Co. (Phils.), Inc.                  164           100        Philippines
   FCM Plans, Inc.                                                   155           100        Philippines
   Manulife Financial Plans, Inc.                                    187           100        Philippines
P.T. Asuransi Jiwa Manulife Indonesia                                 42            71        Indonesia
            P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                     75           100        Indonesia
            P.T. ASURANSI JIWA MANULIFE PRIMA(6)                                  90.4        Indonesia
            P.T. ASURANSI JIWA MANULIFE INTI(7)                                   95.9        Indonesia
Manulife (Singapore) Pte. Ltd.                                        14           100        Singapore
Manulife Holdings (Bermuda) Limited                                  147           100        Bermuda
   Manulife Management Services Ltd.                                 191           100        Barbados
   Manufacturers P&C Limited                                          36           100        Barbados

Manulife European Holdings 2003 (Alberta) Limited                    202           100        Alberta
   Manulife European Holdings (Bermuda) Limited                      270           100        Bermuda
      Manulife European Investments (Luxembourg) S.a.r.l.            271           100        Luxembourg
         Manulife Hungary Holdings Limited(8.)                       149            99        Hungary
MLI Resources Inc.                                                   193           100        Alberta
   Manulife Life Insurance Company(9)                                180            35        Japan
      MFC Global Investment Management (Japan) Limited               208           100        Japan
   Manulife Century Investments (Bermuda) Limited                    172           100        Bermuda
      Manulife Century Investments (Luxembourg) S.A.                 173           100        Luxembourg
         Manulife Century Investments (Netherlands) B.V.             174           100        Netherlands
         Manulife Premium Collection Co., Ltd.(10.)                  178            57        Japan
         Y.K. Manulife Properties Japan                              142           100        Japan
         Manulife Century Holdings (Netherlands) B.V.                195           100        Netherlands

Item 27. Number of Contract Owners.

As of MARCH 31, 2005, there were 102,420 qualified contracts and 85,317 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez* (Chairman and President), Marc Costantini* (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel). The board of managers of JHD LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 680 Washington Blvd, Stamford, CT 06901

     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02110.

Item 31. Management Services.

     None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 13th day of December 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)


By: /s/ James P. O'Malley
    ---------------------------------
    James P. O'Malley
    President


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By: /s/ James P. O'Malley
    ---------------------------------
    James P. O'Malley
    President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 12th day of December, 2005.

Signature                               Title
---------                               -----


/s/ James P. O'Malley                   President
-------------------------------------   (Principal Executive Officer)
James P. O'Malley


/s/ Marc Costantini                     Senior Vice President and Chief
-------------------------------------   Financial Officer (Principal Financial
Marc Costantini                         Officer)


/s/ Patrick Gill                        Senior Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
Patrick Gill


*                                       Director
-------------------------------------
Alison Alden


*                                       Director
-------------------------------------
James P. O'Malley


*                                       Director
-------------------------------------
James R. Boyle


*                                       Chairman, Director
-------------------------------------
John D. DesPrez III


*                                       Director
-------------------------------------
Diana Scott


*                                       Director
-------------------------------------
Rex Schlaybaugh, Jr.


*                                       Director
-------------------------------------
Robert A. Cook


*                                       Director
-------------------------------------
John R. Ostler


*                                       Director
-------------------------------------
Warren Thomson


/s/ Emanuel Alves
-------------------------------------
Emanuel Alves, Secretary
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM NO.   DESCRIPTION
--------   -----------
               NONE